Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Amounts due to related parties	¥ 312	¥ 1,328
Amount due from inter-company entities	858	3,630
Venture Glory
Related Party Transactions
Revenue from transactions with related parties	0	1,700	¥ 800
Amount due from inter-company entities	1,300	1,300
Shanghai Xuanke
Related Party Transactions
Purchases from related party	300	1,100
Amounts due to related parties	20,000	1,200
Amount due from inter-company entities		2,000
Interest income from related party	¥ 3	47
Short term loan offered to related party		¥ 2,000